INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2022
Income tax [Abstract]
Schedule of income tax expense (recovery)

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
Current	$206	$237	$483	$502
Deferred	73	106	97	215
Total	$279	$343	$580	$717